Nature of Business and Organization	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of business and organization

Note 1—Nature of business and organization

Wimi Hologram Cloud Inc. (“Wimi Cayman” or the “Company”) is a holding company incorporated on August 16, 2018, under the laws of the Cayman Islands. The Company’s headquarter is located in the city of Beijing, China. Prior to 2020, the Company has no substantive operations other than holding all of the outstanding share capital of Wimi Hologram Cloud Limited (“Wimi HK”) which was established in Hong Kong on September 4, 2018. Wimi HK holds all of the outstanding equity of Beijing Hologram Wimi Cloud Network Technology Co., Ltd. (“Wimi WFOE”) which was established on September 20, 2018 under the law of the People’s Republic of China (“PRC” or “China”).

(1)	Reorganization with Beijing WiMi VIE and its subsidiaries in 2018

The Company, through its variable interest entity (“VIE”), Beijing Wimi Cloud Software Co., Ltd. (“Beijing WiMi”) and its subsidiaries, engages in providing augmented reality related products and services.

Beijing WiMi acquired Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) in 2015. Shenzhen Yitian established wholly owned subsidiaries Shenzhen Qianhai Wangxin Technology Co., Ltd. in 2015, Korgas 233 Technology Co., Ltd. Shenzhen in 2017. Shenzhen Yitian and subsidiaries mainly engage in AR advertising and entertainment services.

Beijing WiMi acquired Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”) in 2015, Shenzhen Kuxuanyou established wholly owned subsidiary Shenzhen Yiruan Tianxia Technology Co., Ltd. in 2016 and wholly owned subsidiaries Shenzhen Yiyun Technology Co., Ltd. and Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”) in 2017, of which Korgas Shengyou was subsequently disposed in May 2020. Shenzhen Kuxuanyou engaged in AR entertainment and AR advertising services.

Beijing WiMi acquired Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) in 2015, Shenzhen Yidian established Korgas Duodian Network Technology Co., Ltd. in 2016, Shenzhen Duodian Cloud Technology Co., Ltd. in 2017. Shenzhen Yidian and subsidiaries mainly engaged in AR advertising services.

In 2016, Beijing WiMi established wholly owned subsidiaries Korgas Wimi Xinghe Network Technologies Co., Ltd. (“Korgas Wimi”) and Micro Beauty Lightspeed Investment Management HK Limited, of which Korgas Wimi was subsequently dissolved in February 2019. On March 7, 2017, Micro Beauty Lightspeed Investment Management HK Limited acquired 100% equity interest of Skystar Development Co., Ltd. Skystar engages in AR entertainment.

On November 6, 2018, Wimi Cayman completed a reorganization of entities under common control of its shareholders, who collectively owned all of the equity interests of Wimi Cayman prior to the reorganization. Wimi Cayman, and Wimi HK were established as the holding companies of Wimi WFOE. Wimi WFOE is the primary beneficiary of Beijing WiMi and its subsidiaries through contractual agreements, (see contractual agreements below) and all of these entities included in Wimi Cayman are under common control which results in the consolidation of Beijing WiMi and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Wimi Cayman.

(2)	Establishment of subsidiaries in 2019 and 2020

On January 14, 2019, Shenzhen Yitian established Shenzhen Yiyou Online Technology Co., Ltd. On January 31, 2019, Shenzhen Yidian established Kashi Duodian Internet Technology Co., Ltd. On December 3, 2019, Shenzhen Yidian established Shenzhen Zhiyun Image Technology Co., Ltd. On May 15, 2020, Shenzhen Yitian established Wuhan 233 Interactive Entertainment Technology Co., Ltd.

On June 1, 2020, Wimi HK established ICinit Limited (“ICinit”) in Hong Kong, and Wimi HK has a 51% equity interest in ICinit, which primarily engages in sales computer chip and intelligent chip products.

On August 4, 2020, Wimi Cayman established a wholly-owned subsidiary, Lixin Technology Co., Ltd. (“Lixin Technology”) in the PRC, to accelerate development of its holographic vision intelligent robots and fabless semiconductor businesses. Lixin Technology focuses on a new upstream business in the domestic smart product market, and research, development and sales of computer chip and intelligent chip products to further enhance the Company’s competitiveness. Lixin Technology established a wholly-owned subsidiary, Hainan Lixin Technology Co., Ltd. in October 2020.

On August 21, 2020, Wimi HK set up a joint venture company, VIDA Semicon Co., Limited (“VIDA”) in Hong Kong, and Wimi HK has a 53% equity interest in VIDA. VIDA was set up to develop application of holographic AR technologies in the semiconductor industry.

On September 24, 2020, Wimi Cayman set up a wholly owned subsidiary, VIYI Technology Inc., which was renamed to VIYI Algorithm Inc. (“VIYI”), under the laws of the Cayman Islands. VIYI was set up to accelerate the development of AI algorithm and cloud computing services. On November 15, 2020, Wimi Cayman entered into an equity transfer agreement with Bofeng Investment Limited and Bravo Great Enterprises Limited, pursuant to which it transferred 4.0% and 6.0% of the issued share capital of VIYI to Bofeng Investment Limited and Bravo Great Enterprises Limited, respectively, for a total consideration of US$10,000,000. On December 7, 2020, Wimi Cayman entered into an equity transfer agreement with Universal Winnings Holding Limited, pursuant to which it transferred 3.5% of the issued share capital of VIYI Technology Inc. to Universal Winnings Holding Limited for a consideration of US$3,500,000. The consideration was received by Wimi Cayman in January 2021.

On September 24, 2020, Shenzhen Yidian established Shenzhen Yunzhan Image Network Technology Co., Ltd.

On September 27, 2020, VIYI entered into Acquisition Framework Agreement which was amended and supplemented on September 28, 2020 to acquire 100% equity interests of Fe-da Electronics Company Private Limited. (“Fe-da Electronics”), a provider of Internet of Things solutions based in Singapore, to accelerate the development of the Company’s computer chip and intelligent chip business. The transaction consummated on September 28, 2020 (See note 4 for details). In November 2020, Fe-da Electronics purchased 100% equity interests of Excel Crest Limited (“Excel Crest”) for HKD 1 to support the daily operations of Fe-da Electronics in Hong Kong. Excel Crest has no material operations or assets as of December 31, 2020.

On October 9, 2020, VIYI set up a wholly owned holding company in HK, VIYI Technology Ltd. (“VIYI Ltd”), which holds all of the outstanding equity of Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”) established on November 18, 2020 under the laws of the PRC. On November 30, 2020, Shenzhen Weiyixin established Shanghai Weimu Technology Co., Ltd., (“Shanghai Weimu”) in the PRC for software support services, and Shenzhen Weiyixin holds 58% outstanding equity of Shanghai Weimu.

On October 12, 2020, ICinit established a wholly owned subsidiary Shenzhen ICinit Technology Co., Ltd. (“Shenzhen ICinit”) to support ICinit’s business in the PRC.

On October 28, 2020, Shenzhen Yitian established Weidong Technology Co., Ltd. (“Weidong”). Weidong established a wholly owned subsidiary Korgas Weidong Technology Co., Ltd. in October 2020 and a 60% owned subsidiary Tianjin Weidong Technology Co., Ltd. in December 2020. Weidong and subsidiaries are in the PRC and mainly engage in AR advertising services.

(3)	Reorganization of Beijing WiMi and Shenzhen Yitian in December 2020

On December 18, 2020, with consent of Wimi WFOE and approval of board, the original shareholders of Beijing WiMi terminated the original VIE agreements that were entered into on November 6, 2018. The original shareholders who collectively owned 17.9% of Beijing WiMi transferred their 17.9% equity interests of Beijing Wimi to Ms. Yao Zhaohua and Ms. Sun Yadong pursuant to share transfer agreements. As a result Ms. Yao Zhaohua and Ms. Sun Yadong owned 99.90% and 0.1% of Beijing Wimi, respectively. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreements (see contractual agreements below) with Wimi WFOE on December 18, 2020. As such, Wimi WFOE maintained effective control of Beijing WiMi.

On December 24, 2020, with consent of Wimi WFOE, Beijing WiMi transferred 99.0% and 1.0% equity interests in Shenzhen Yitian to Ms. Yao Zhaohua and Ms. Sun Yadong for consideration of RMB 1 and RMB 1, respectively, pursuant to share transfer agreements. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreement (see contractual agreements below) with Shenzhen Weiyixin on December 24, 2020, which granted Shenzhen Weiyixin effective control of Shenzhen Yitian from December 24, 2020 and enable Shenzhen Weiyixin to receive all the expected residual returns of Shenzhen Yitian and its subsidiaries.

The reorganization was completed on December 24, 2020. Wimi WFOE is the primary beneficiary of Beijing WiMi and its subsidiaries, and Shenzhen Weiyixin is the primary beneficiary of Shenzhen Yitian and its subsidiaries. All of these entities are under common control of Wimi Cayman, which results in the consolidation of Beijing WiMi, Shenzhen Yitian and their subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The reorganization has no effect on the consolidated financial statements as Beijing WiMi, Shenzhen Yitian and their subsidiaries are always under the common control of Wimi Cayman without change of reporting entities.

The accompanying consolidated financial statements reflect the activities of Wimi Cayman and each of the following entities as of December 31, 2020:

Name	Background	Ownership
Wimi HK	● A Hong Kong company ● Incorporated on September 4, 2018 ● Primarily engages in the sales of semiconductor products and related accessories	100% owned by Wimi Cayman
VIDA Semicon Co., Limited (“VIDA”)	● A Hong Kong company ● Incorporated on August 21, 2020 ● Primarily engages in the sales of semiconductor products and related accessories	53% owned by Wimi HK
ICinit Limited (“ICinit”)	● A Hong Kong company ● Incorporated on June 1, 2020 ● Primarily engages in the sales of semiconductor products and related accessories	51% owned by Wimi HK
Shenzhen ICinit Technology Co., Ltd. (“SZ ICinit”)

●  A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●  Incorporated on October 12, 2020

●  Registered capital of RMB 10,000,000 (USD 1,532,591)

●  Plan to engage in the sales of computer chip and intelligent chip products

100% owned by ICinit
Wimi WFOE

●  A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●  Incorporated on September 20, 2018

●  Registered capital of RMB 325,500,000 (USD 50,000,000)

●  A holding company

100% owned by Wimi HK
Beijing WiMi	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Registered capital of RMB 5,154,639 (USD 789,995) Primarily engages in Hologram advertising services	VIE of Wimi WFOE
Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”)	● A PRC limited liability company ● Incorporated on June 18, 2012 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”)	● A PRC limited liability company ● Incorporated on January 06, 2016 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Shenzhen Kuxuanyou
Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”)	● A PRC limited liability company ● Incorporated on November 15, 2017 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Shenzhen Kuxuanyou
Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”)**	● A PRC limited liability company ● Incorporated on February 13, 2017 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Dissolved in May 2020
Korgas Wimi Xinghe Network Technology Co., Ltd. (“Korgas Wimi”) *	● A PRC limited liability company ● Incorporated on October 18, 2016 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in Hologram advertising services	100% owned by Beijing WiMi Dissolved in February 2019

Name	Background	Ownership
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Registered capital of RMB 20,000,000 (USD 3,065,181) Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of RMB 1,000,000 (USD 153,259) Primarily engages in mobile games development	100% owned by Shenzhen Yitian
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● A PRC limited liability company ● Incorporated on January 14, 2019 ● Registered capital of RMB 100,000 (USD 15,326) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”)	● A PRC limited liability company ● Incorporated on May 15, 2020 ● Registered capital of RMB 100,000 (USD 15,326) Primarily engages in mobile games development	100% owned by Shenzhen Yitian
Weidong Technology Co., Ltd. (“Weidong”)	● A PRC limited liability company ● Incorporated on October 28, 2020 ● Registered capital of RMB 50,000,000 (USD 7,662,953) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	● A PRC limited liability company ● Incorporated on October 30, 2020 ● Registered capital of RMB 20,000,000 (USD 3,065,181) Primarily engages in AR advertising services	100% owned by Weidong
Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”)

●  A PRC limited liability company

●  Incorporated on October 30, 2020

●  Registered capital of RMB 20,000,000 (USD 3,065,181)
Primarily engages in AR advertising services

●  No operations as of December 31, 2020

60% owned by Weidong
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● A PRC limited liability company ● Incorporated on January 31, 2019 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Name	Background	Ownership
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● A PRC limited liability company ● Incorporated on September 24, 2020 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Primarily engages in MR software development and licensing	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Primarily engages in MR software development and licensing	100% owned by Micro Beauty
Lixin Technology Co., Ltd. (“Lixin Technology”)

●  A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●  Incorporated on August 4, 2020

●  Registered capital of RMB 200,000,000 (USD 30,651,811)

● Primarily engages in research, development and sale of computer chip and intelligent chip products

100% owned by Wimi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)

●  A PRC limited liability company

●  Incorporated on October 10, 2020

●  Registered capital of RMB 50,000,000 (USD 7,662,953)

● Plan to support the daily operations of Lixin Technology, no operations as of December 31, 2020

100% owned by Lixin Technology
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● A Cayman company ● Incorporated on September 24, 2020 ● Primarily engages in the development of central processing algorithm and cloud computing services	86.5% owned by Wimi Cayman
Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	● A Singapore company ● Incorporated on January 9, 2009 ● Capital of RMB 3,262,457 (USD 500,001) ● Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020
Excel Crest Limited (“Excel Crest”)	● A Hong Kong company ● Incorporated on September 10, 2020 ● Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2020	100% owned by Fe-da Electronics
VIYI Technology Ltd. (“VIYI Ltd”)	● A Hong Kong company ● Incorporated on October 9, 2020 ● A holding company ● No operations as of December 31, 2020	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on November 18, 2020 ● Registered capital of RMB 195,747,000 (USD 30,000,000) ● A holding company	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)

●  A PRC limited liability company

●  Incorporated on November 30, 2020

●  Registered capital of RMB 50,000,000 (USD 7,662,953)

● Plans to engage in providing software support services, no material operations as of December 31, 2020

58% owned by VIYI Ltd

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of internet content providers, the Company operates its internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Beijing WiMi and Shenzhen Yitian (from December 24, 2020) are controlled through contractual agreements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Beijing WiMi contractual agreements signed on November 6, 2018 and December 18, 2020

The contractual arrangements consist of a series of four agreements, shareholders power of attorney and irrevocable commitment letters (collectively the “Contractual Arrangements”, which were signed on November 6, 2018). Pursuant to reorganization on December 18, 2020, the previous contractual agreements were terminated and Beijing WiMi and Wimi WFOE entered into new contractual agreements on December 18, 2020. Wimi WFOE maintained effective control of Beijing WiMi. The significant terms of the Contractual Agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Wimi WFOE and Beijing WiMi, Wimi WFOE has the exclusive right to provide to Beijing WiMi consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. Wimi WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Beijing WiMi agrees to pay Wimi WFOE service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement will remain effective until the date when it is terminated by Wimi WFOE.

Exclusive Share Purchase Option Agreement

Pursuant to the exclusive share purchase option agreement, by and among Wimi WFOE, Beijing WiMi and each of the shareholders of Beijing WiMi, each of the shareholders of Beijing WiMi irrevocably granted Wimi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Beijing WiMi, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Beijing WiMi undertakes that, without the prior written consent of Wimi WFOE or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective for ten years and can be renewed at Wimi WFOE’s sole discretion. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Exclusive Assets Purchase Agreement

Pursuant to the exclusive asset purchase agreement by Wimi WFOE and Beijing WiMi, Beijing WiMi irrevocably granted Wimi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of Beijing WiMi’s current or future assets (including intellectual property rights), and the purchase price shall be the lowest price permitted by applicable PRC law. Beijing WiMi undertakes that, without the prior written consent of Wimi WFOE, it may not sell, transfer, pledge, dispose of its assets, incur any debts or guarantee liabilities. It will notify Wimi WFOE any potential litigation, arbitration or administrative procedures regarding the assets, and defend the assets if necessary. This agreement will remain effective for ten years and can be renewed at Wimi WFOE’s sole discretion. Any transfer of assets pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, by and among Wimi WFOE, Beijing WiMi and the shareholders of Beijing WiMi, the shareholders of Beijing WiMi pledged all of their equity interests in Beijing WiMi to Wimi WFOE to guarantee their and Beijing WiMi’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by Wimi WFOE in enforcing such obligations of Beijing WiMi or its shareholders. The shareholders of Beijing WiMi agree that, without Wimi WFOE’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The Company has completed the registration of the equity pledges with the relevant administration for industry and commerce in accordance with the PRC Property Rights Law.

Power of Attorney

Pursuant to the power of attorney, by Wimi WFOE and each shareholder of Beijing WiMi, respectively, each shareholder of Beijing WiMi irrevocably authorized Wimi WFOE or any person(s) designated by Wimi WFOE to exercise such shareholder’s voting rights in Beijing WiMi, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Beijing WiMi, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Beijing WiMi. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Beijing WiMi.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Beijing WiMi unconditionally and irrevocably agreed that the equity interest in Beijing WiMi held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Beijing WiMi held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Beijing WiMi held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing contractual arrangements signed on November 6, 2018 and December 18, 2020, which grant Wimi WFOE effective control of Beijing WiMi and enable Wimi WFOE to receive all of their expected residual returns, the Company accounts for Beijing WiMi as a VIE. Accordingly, the Company consolidates the accounts of Beijing WiMi for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

Shenzhen Yitian

The contractual arrangements consist of a series of four agreements, shareholders power of attorney and irrevocable commitment letters (collectively the “Contractual Arrangements”, which were signed on December 24, 2020). The significant terms of the Contractual Agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Shenzhen Weiyixin and Shenzhen Yitian dated December 24, 2020, Shenzhen Weiyixin has the exclusive right to provide to Shenzhen Yitian consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. Shenzhen Weiyixin has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Shenzhen Yitian agrees to pay Shenzhen Weiyixin service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement will remain effective until the date when it is terminated by Shenzhen Weiyixin.

Exclusive Share Purchase Option Agreement

Pursuant to the exclusive share purchase option agreement dated December 24, 2020, by and among Shenzhen Weiyixin, Shenzhen Yitian and each of the shareholders of Shenzhen Yitian, each of the shareholders of Shenzhen Yitian irrevocably granted Shenzhen Weiyixin an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Shenzhen Yitian, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Shenzhen Yitian undertakes that, without the prior written consent of Shenzhen Weiyixin or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective unless terminated in the event that the entire equity interests held by registered shareholders in Shenzhen Yitian have been transferred to Shenzhen Weiyixin or until the date when it is terminated by Shenzhen Weiyixin. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement dated December 24, 2020, by and among Shenzhen Weiyixin, Shenzhen Yitian and the shareholders of Shenzhen Yitian, the shareholders of Shenzhen Yitian pledged all of their equity interests in Shenzhen Yitian to Shenzhen Weiyixin to guarantee their and Shenzhen Yitian’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by Shenzhen Weiyixin in enforcing such obligations of Shenzhen Yitian or its shareholders. The shareholders of Shenzhen Yitian agree that, without Shenzhen Weiyixin’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The pledge under the equity interest pledge agreement shall take effect upon the completion of registration with the relevant administration for industry and commerce, which was completed as of January 29, 2021, and shall remain valid until the earlier of (1) the completion of all contractual obligations and the repayment of all secured debts, or (2) the time when the pledgee and/or the appointed person(s) have decided, subject to the PRC laws, to purchase the entire equity interests of the pledger in Shenzhen Yitian, and such equity interests of Shenzhen Yitian have been transferred to the pledgee and/or the appointed person(s) in accordance with the law such that the pledgee and/or the appointed person(s) may lawfully engage in the business of Shenzhen Yitian.

Loan Agreement

Pursuant to the loan agreement dated December 24, 2020, Shenzhen Weiyixin agreed to provide loans to the registered shareholders of Shenzhen Yitian, to be used exclusively as investment in Shenzhen Yitian. The loan must not be used for any other purposes without the relevant lender’s prior written consent. The term of the loan agreement commences from the date of the agreement and ends on the date the lender exercises its exclusive option under the relevant exclusive share purchase option agreement, or when certain defined termination events occur, such as if the lender sends a written notice demanding repayment to the borrower, or upon the default of the borrower, whichever is earlier. After the lender exercises its exclusive option, the borrower may repay the loan by transferring all of its equity interest in the relevant Onshore Holdco to the lender, or a person or entity nominated by the lender, and use the proceeds of such transfer as repayment of the loan. If the proceeds of such transfer is equal to or less than the principal of the loan under the loan agreement, the loan is considered interest-free. If the proceeds of such transfer is higher than the principal of the loan under the loan agreement, any surplus is considered interest for the loan.

Power of Attorney

Pursuant to the power of attorney dated December 24, 2020, by Shenzhen Weiyixin and each shareholder of Shenzhen Yitian, respectively, each shareholder of Shenzhen Yitian irrevocably authorized Shenzhen Weiyixin or any person(s) designated by Shenzhen Weiyixin to exercise such shareholder’s voting rights in Shenzhen Yitian, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Shenzhen Yitian, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Shenzhen Yitian. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Shenzhen Yitian.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Shenzhen Yitian unconditionally and irrevocably agreed that the equity interest in Shenzhen Yitian held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Shenzhen Yitian held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Shenzhen Yitian held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing contractual arrangements, which grant Shenzhen Weiyixin effective control of Shenzhen Yitian and enable Shenzhen Weiyixin to receive all of their expected residual returns, the Company accounts for Shenzhen Yitian as a VIE on December 24, 2020. The reorganization under common control did not result in change in reporting entities of the Company therefore no impact to the Company’s consolidated financial statements as of December 31, 2020.